Profit before income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Profit before income tax expense
Profit before income tax expense

	For the year ended 31 December
	2020	2019	2018
Total interest expense on borrowing	10,128,467	11,342,526	10,982,230
Less: amounts capitalized in property, plant and equipment	927,855	579,808	495,818
Interest expenses charged to consolidated statement of comprehensive income	9,200,612	10,762,718	10,486,412
Including: Interest expenses on lease liabilities	202,264	171,573	—
Depreciation of property, plant and equipment	21,360,798	21,130,076	20,466,423
Depreciation of right-of-use assets	785,518	734,827	—
Included in other investment loss/(income)
-Dividends on other equity instrument investments	(775)	(685)	(1,168)
-Gains on disposal of subsidiaries	—	(256,009)	—
-Loss on disposal of a joint venture	—	—	270,741
Included in loss/(gain) on fair value changes of financial assets/liabilities
-Contingent consideration of the business combination	—	(17,175)	(746,850)
-Loss/(gain) on fair value changes of trading derivatives	1,566	(19,492)	20,007

	For the year ended 31 December
	2020	2019	2018

Included in other operating expenses:
- Operating expense of Ruyi Pakistan	2,581,665	3,057,427	—
- Service concession construction cost	103,177	518,291	89,022
- Other materials expense	1,626,385	1,748,498	1,640,372
- Electricity charges	973,372	898,719	807,425
- Cost of sales of raw materials	295,330	606,103	1,088,534
- Water charges	549,260	652,077	642,578
- Insurance expense	386,435	362,147	346,348
- Cleaning, greening and fire protection expense	430,476	398,478	384,431
- Purchase of power generation quota	392,902	423,057	431,964
- Transportation allowance	179,955	178,217	186,438
- Pollutant charge	137,579	84,468	72,494
- Water conservancy fund and disabled security fund	471,129	202,479	166,244
- Test and inspection expense	359,997	323,434	267,406
- Service charge	333,916	171,676	105,649
- Heating pipeline related cost	134,915	144,300	168,443
- Auditors’ remuneration audit services	39,117	42,019	68,750
- Other consulting expense	97,559	111,468	42,479
- Office expense	223,913	198,033	187,030
- Minimum lease payments under operating leases, lease payments not included in the measurement of lease liabilities	106,031	234,139	—
- Amortization of other non-current assets	128,177	101,902	105,623
- Property management expense	95,037	76,507	64,076
- Information technology maintenance expense	229,214	122,425	101,449
- Travel expense	99,106	156,683	164,193
- Amortization of land use rights	—	—	344,068
- Business entertainment expense	28,553	32,825	44,973
- Research and development expenditure	667,592	65,022	46,219
- Net loss on disposal of materials and supplies	167,449	6,384	—
- Net loss/(gain) on disposal of non-current assets	626,657	(69,449)	(42,506)
- Recognition of loss allowance for receivables	172,711	74,557	40,967
- Recognition of provision for inventory obsolescence (Note 16)	43,076	22,453	253,816
- Impairment loss of property, plant and equipment (Note 7)	7,847,378	5,719,990	989,778
- Impairment loss of mining rights	—	—	135,085
- Impairment loss of goodwill (Note 14)	685,036	—	409,371
- Impairment loss of other non-current assets	349,559	464,867	8,432
- (Gain)/loss of Three Supplies and Property Management	(126,425)	(200,683)	433,989
- Operating lease charge	—	—	377,162
- Government grants	(739,740)	(818,101)	(521,380)
- Penalties	22,279	23,614	27,409
- Donations	55,663	47,393	19,460
- Land use right expense	—	—	54,487
- Others	525,637	698,006	678,720

Total	20,300,072	16,879,425	10,430,998